Statutory surplus reserves	12 Months Ended
Dec. 31, 2015
Distribution Of Profit Disclosure [Abstract]
Distribution Of Profit Disclosure [Text Block]
20.	Statutory surplus reserves

Pursuant to Chinese company law applicable to foreign investment companies, the Company’s PRC subsidiaries are required to maintain statutory surplus reserves. The statutory surplus reserves are to be appropriated from net income after taxes, and should be at least 10% of the after tax net income determined in accordance with accounting principles and relevant financial regulations applicable to PRC enterprises (“PRC GAAP”). The Company has an option of not appropriating the statutory surplus reserve after the statutory surplus reserve is equal to 50% of the subsidiary’s registered capital. Statutory surplus reserves are recorded as a component of shareholders’ equity. The statutory surplus reserve as at December 31, 2015 is $13,450 (2014 - $12,627).

For the year ended December 31, 2015, Sinovac Beijing appropriated 10% (2014 - 10%, 2013 - 0%) of its after-tax profit, determined under PRC GAAP, to the statutory surplus reserves. For the year ended December 31, 2015, statutory surplus reserves appropriated are $823 (RMB 5.2 million) (2014 - $819, 2013 - $nil).

Pursuant to the same Chinese company law, the Company’s subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D, Sinovac Dalian and Sinovac Biomed can transfer, at the discretion of their respective boards of directors, a certain amount of their annual net income after taxes as determined under PRC GAAP to a staff welfare and bonus fund which shall be utilized for collective staff benefits. For the year ended December 31, 2015, the amount is $nil for contribution to such fund (2014 - $nil, 2013 - $nil). The amounts appropriated to the staff welfare and bonus fund were charged against income and the related provisions were reflected as accrued liabilities in the consolidated balance sheets.

Tangshan Yian recorded a net loss for each of the three years in the period ended December 31, 2015, so no appropriation to the statutory surplus reserves and staff welfare and bonus fund was made.

Sinovac R&D, Sinovac Dalian and Sionvac Biomed have not made any profit since inception. No appropriation to the statutory surplus reserves and staff welfare and bonus were made.

Dividends declared by the Company’s PRC subsidiaries are based on the distributable profits as reported in their statutory financial statements reported in accordance with PRC GAAP, which differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC subsidiaries. Dividends declared in 2015 was $nil to the non-controlling shareholder of Sinovac Beijing (2014 - $nil, 2013 - $nil). As of December 31, 2015, the Company has $nil dividend payable (December 31, 2014 - $nil).

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. Staff welfare and bonus funds are restricted to expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation. Amounts restricted include the PRC subsidiaries’ paid-in capital and statutory surplus reserves of the Company’s PRC subsidiaries totalling $77,511   (RMB 502 million) as of December 31, 2015 (December 31, 2014, $80,091  (RMB 497 million)). Further, foreign exchange and other regulations in the PRC further restrict the Company’s PRC subsidiaries from transferring funds to the Company in the form of loans, advances or cash dividends. As of December 31, 2015, amounts restricted include the net assets of the Company’s PRC subsidiaries, which amounted to $66,590 (December 31, 2014 - $61,345).